Cover	12 Months Ended
Aug. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--08-31
Entity File Number	000-39730
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	730 Boulevard du Curé-Boivin
Entity Address, City or Town	Boisbriand
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	J7G 2A7
Title of 12(b) Security	Common Shares (no par value per share)
Trading Symbol	VMAR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,907,137
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	M&K CPAS, PLLC
Auditor Location	The Woodlands, TX
Auditor Firm ID	2738
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	730 Boulevard du Curé-Boivin
Entity Address, City or Town	Boisbriand
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7G 2A7
City Area Code	450
Local Phone Number	951-7009
Contact Personnel Name	Raffi Sossoyan
Contact Personnel Email Address	rs@v-mti.com